Borrowings (Details Textual) € in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 19, 2018 ILS (₪)	Nov. 29, 2016 ILS (₪)	Feb. 20, 2014 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 EUR (€)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)	Dec. 24, 2018 ILS (₪)	Dec. 24, 2018 EUR (€)	Apr. 30, 2018 ILS (₪)	Jul. 09, 2014 ILS (₪)
Disclosure of detailed information about borrowings [line items]
Unpaid amount, description			(i) first, towards all unpaid amounts under the Series H, and (ii) secondly, towards all unpaid amounts under Series I.
Purchase of borrowings				₪ 56,000,000
Total consideration				101,613,000								₪ 4,300,000	€ 1,000
Repayments of borrowings				568,519,000	$ 151,686	₪ 460,523,000			₪ 332,553,000
Principal payments due description						Principal payments originally due in 2016 and 2017 were deferred for a period of one year (the "Extended Repayment Schedule").		Principal payments originally due in 2016 and 2017 were deferred for a period of one year (the "Extended Repayment Schedule").
Early Prepayments		₪ 382,000,000
Early prepayments reducing prcentage		12.00%
Repayment of debentures				(4,882,000)
Bank loan were derecognized in amount						21,259,000
Profit and loss				584,368,000	$ 155,914	₪ 401,681,000	[1]		₪ 312,068,000	[1]
Other financial liability	₪ 11,000,000
January 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Bondholders principal and interestc | €								€ 38,487
Interest rate on cash flow						The accumulated interest till that date in all of the series (in case of an exit which is not one of the four shopping centers only 50% of the interest) and 78% of the remaining cash (following the interest payment) will be used for an early repayment of the close principal payments for each of the series (A, B, Polish) each in accordance with its relative share in the deferred debt. Such prepayment will be real repayment and not in bond purchase.		The accumulated interest till that date in all of the series (in case of an exit which is not one of the four shopping centers only 50% of the interest) and 78% of the remaining cash (following the interest payment) will be used for an early repayment of the close principal payments for each of the series (A, B, Polish) each in accordance with its relative share in the deferred debt. Such prepayment will be real repayment and not in bond purchase.
March 2018 [Member] | Noteholders [Member]
Disclosure of detailed information about borrowings [line items]
One-time consent fee						₪ 2,000		€ 488
Restructuring Plans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings aggregate principal amount															₪ 434,000,000
Principal payments due description						Principal payments under the notes that originally due in the years 2013 to 2015 were deferred for a period of four and a half years.		Principal payments under the notes that originally due in the years 2013 to 2015 were deferred for a period of four and a half years.
Series I [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings aggregate principal amount			₪ 218,000,000											₪ 2,000,000
Interest rate percentage			6.00%											16.70%
Borrowings payment date, description	1. Total amount raised: NIS 180 million (approx. US$ 49 million, net of issuance expenses in the amount of US$1.6 million).2. Maturity Date: March 1, 2022.3. Interest: Annual interest of 5% in the first two years and 10% in the remaining period, payable twice a year - in March and September.4. Conversion: Each NIS1.47 par value in Notes convertible into one Elbit Medical ordinary share.5. Covenants: until the full repayment of all principal and interest payments of the Debentures (including arrears interest to the extent applicable), the ratio between: a) the net debt as at the date of the test and b) cash or cash equivalents or bank guarantees or government bonds in the trust account And / or by the Trustee together with the value of InSightec shares held by Elbit Medical together with the value of the Gamida shares held by Elbit Medical, as they are correct at the date of the examination shall not exceed 65%. As of December 31, 2008, the company is with compliance with this covenants6. For collateral see Note 13 c2		Repayable in a single payment at November 30, 2019.
Principal payments due description	(a) payment of all expenses in connection with the issuance of the Notes (approximately NIS 6); (b) NIS 18 million were deposited with the trustee for interest payments due on the Notes for the first two years. As at December 31, 2018, the balance of the deposit with the trustee is NIS 13.7 million, of which NIS 9.1 million is classified as short-term and the balance is long-term. (c) NIS 4 million for ongoing operational expenses; and (d) The remaining proceeds was used to repay Elbit Medical's intercompany debt to the Company (approximately NIS 153 million).
Profit and loss			₪ 5,000
Series I [Member] | 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Purchase of borrowings				109,750,000
Total consideration				136,500,000
Due from borrowings				139,000,000
Profit and loss				2,000,000
Series I [Member] | 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Total consideration				7,700,000
Repayments of borrowings				₪ 5,900,000
Description of bond holders				The remaining amount of Series I is NIS 139 million (NIS 101,613 thousand par value).	The remaining amount of Series I is NIS 139 million (NIS 101,613 thousand par value).
Series H [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings aggregate principal amount			₪ 448,000,000
Interest rate percentage			6.00%
Borrowings payment date, description			Repayable in a single payment at May 31, 2018.
Gain of borrowings											₪ 3,400
Series H [Member] | March 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings payment date, description						May 2018.		May 2018.
Purchase of borrowings						₪ 7,100,000
Total consideration						7,200,000
Due from borrowings						₪ 50,000,000

[1]	Reclassified (discontinued operations). Refer to Note 19.